                         SOCIALLY RESPONSIVE PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1999

                                                                    NMAAR0800200

PORTFOLIO MANAGER'S COMMENTARY
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Socially Responsive Portfolio
   JANET PRINDLE, PORTFOLIO MANAGER
   The Portfolio provided a 15.40% return during the period between the portfolio's inception on February 18, 1999 and December 31, 1999, while its benchmark, the S&P 500 Index, produced a 21.53% return for the same period(1). The portfolio manager, Janet Prindle, attributes the portfolio's relative underperformance to investors' continuing preference for growth stocks over the value-oriented stocks in which the portfolio invests. Second, the portfolio held a number of stocks that were punished by investors for earnings disappointments and other company-specific problems.
   Overall, 1999 was volatile, albeit rewarding, for most segments of the U.S. equity market. Faster-than-expected economic growth during the first half of the year prompted the Federal Reserve Board to raise short-term interest rates three times between June and November in an attempt to forestall a reacceleration of inflation. Although the uncertainty surrounding rising interest rates created large price swings in many market sectors, a broad-based rally emerged during the fourth quarter, sending most major stock market averages, including the large-cap S&P 500 Index and the small-cap Russell 2000 Index(2), to new highs on the last trading day of 1999. Value-oriented stocks were the notable exception, however.
   Although investors preferred the growth style of investing over the value style throughout the year, on an absolute basis the portfolio benefited from the portfolio manager's stock selection strategy. For example, although the portfolio had less exposure to technology stocks than the benchmark, it benefited from the outperformance of its individual technology holdings (18.5% of total equity market value), including computer and printer manufacturer Hewlett Packard (4.1% of net assets as of December 31, 1999), which has also combined social responsibility with sound business management. This company has consistently ranked among the world's most socially responsive companies because of its employee benefit programs, diversity initiatives and ability to engineer environmentally friendly products. The company's stock rose when management announced a spin-off of one of its businesses that would effectively split the company in two, a move that enhanced shareholder value.
   The portfolio also received good performance from individual holdings such as advertising agency True North Communications; (2.2% of net assets) which achieved strong revenue growth in a robust economy; financial services conglomerate Citigroup (4.0% of net assets), which benefited from progress in the integration of its various banking, brokerage and insurance businesses after the merger of Travelers Group and Citicorp; and chemical company Raychem, which was targeted for acquisition by Tyco International.
   On the other hand, the portfolio's performance was hurt by office equipment manufacturer Xerox Corp. (no longer a portfolio holding at December 31, 1999), which saw its earnings and stock price fall after encountering problems related to the restructuring of its sales force.
   Looking forward, the portfolio manager believes that investor sentiment has swung too far toward the growth style of investing, making many technology stocks overvalued while creating even more compelling values in value-oriented stocks. Accordingly, the manager has begun to increase the portfolio's exposure to stocks that she believes are attractively valued, including AT&T (3.0% of net assets) and the "Baby Bells" in the communications services sector, basic materials producers such as Alcoa (1.9% of net assets) and capital goods companies such as Praxair (1.1% of net assets).

(1)15.40% was the cumulative (not annualized) total return since inception (2/18/99) of the portfolio for the period ended December 31, 1999. Because this is a new portfolio, short-term results may not be duplicated. It may be easier to achieve higher returns in a small fund than in a larger fund. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and distributions. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed may be worth more or less than original cost. The performance information does not reflect fees and expenses of the insurance companies.

(2)The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The Russell 2000 Index is an unmanaged index consisting of the securities of the 2,000 issuers having the smallest capitalization the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

   The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

   The composition, industries and holdings of the Portfolio are subject to change. Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AGGREGATE TOTAL RETURN(1)
                           SOCIALLY RESPONSIVE PORTFOLIO  S&P 500(2)
LIFE OF FUND                                     +15.40%     +21.53%
                                     SOCIALLY RESPONSIVE     S&P 500
                                               PORTFOLIO
2/18/99                                          $10,000     $10,000
3/31/99                                          $10,300     $10,542
6/30/99                                          $11,500     $11,284
9/30/99                                          $10,410     $10,581
12/31/99                                         $11,540     $12,153

   Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (the "Fund") commenced operations on 2/18/99.

1. "Total Return" includes reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and distributions. The Series may invest in many securities not included in the above-described index.

Performance data are historical and include changes in share price and reinvestment of dividends and distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges or other expenses imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges and other expenses, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                                                    December 31,
                                                        1999
                                                    -------------
ASSETS
      Investment in Series, at value (Note A)       $  1,347,780
      Receivable for Trust shares sold                     5,981
      Receivable from administrator -- net
       (Note B)                                            5,275
                                                    -------------
                                                       1,359,036
                                                    -------------
LIABILITIES
      Accrued expenses                                    11,504
                                                    -------------
                                                          11,504
                                                    -------------
NET ASSETS at value                                 $  1,347,532
                                                    -------------

NET ASSETS consist of:
      Par value                                     $        117
      Paid-in capital in excess of par value           1,227,168
      Accumulated undistributed net investment
       income                                              2,995
      Accumulated net realized gains on investment        15,761
      Net unrealized appreciation in value of
       investment                                        101,491
                                                    -------------
NET ASSETS at value                                 $  1,347,532
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                       116,731
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                   $11.54
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                                                          For the
                                                        Period from
                                                     February 18, 1999
                                                       (Commencement
                                                     of Operations) to
                                                       December 31,
                                                           1999
                                                     -----------------
INVESTMENT INCOME
    Investment income from Series (Note A)               $   16,189
                                                     -----------------
    Expenses:
      Administration fee (Note B)                             2,589
      Shareholder reports                                    17,586
      Legal fees                                              9,234
      Custodian fees                                          8,661
      Registration and filing fees                              100
      Trustees' fees and expenses                                48
      Auditing fees                                              20
      Miscellaneous                                           1,692
      Expenses from Series (Notes A & B)                     39,362
                                                     -----------------
        Total expenses                                       79,292
      Expenses reimbursed by administrator and
       reduced by custodian fee expense offset
       arrangement (Note B)                                 (66,098)
                                                     -----------------
        Total net expenses                                   13,194
                                                     -----------------
        Net investment income                                 2,995
                                                     -----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM
  SERIES (NOTE A)
    Net realized gain on investment securities               15,761
    Net unrealized appreciation of investment
     securities                                             101,491
                                                     -----------------
        Net gain on investments from Series
        (Note A)                                            117,252
                                                     -----------------
        Net increase in net assets resulting from
        operations                                       $  120,247
                                                     -----------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                                             Period from
                                          February 18, 1999
                                            (Commencement
                                          of Operations) to
                                            December 31,
                                                1999
                                          -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                    $     2,995
    Net realized gain on investments
     from Series (Note A)                         15,761
    Net unrealized appreciation of
     investments from Series (Note A)            101,491
                                          -----------------
    Net increase in net assets resulting
     from operations                             120,247
                                          -----------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                  1,846,611
    Payments for shares redeemed                (619,326)
                                          -----------------
    Net increase from Trust share
     transactions                              1,227,285
                                          -----------------
NET INCREASE IN NET ASSETS                     1,347,532
NET ASSETS:
    Beginning of period                               --
                                          -----------------
    End of period                            $ 1,347,532
                                          -----------------
    Accumulated undistributed net
     investment income at end of period      $     2,995
                                          -----------------

NUMBER OF TRUST SHARES:
    Sold                                         171,393
    Redeemed                                     (54,662)
                                          -----------------
    Net increase in shares outstanding           116,731
                                          -----------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Socially Responsive Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated
   May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund had no operations until February 18, 1999, other than matters relating to its organization and registration as a diversified, open-end management investment company under the 1940 Act, and registration of its shares under the 1933 Act. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Socially Responsive Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1999). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund through May 1, 2000, for its operating expenses plus its pro rata share of its Series' operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") which exceed, in the aggregate, 1.50% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the period ended December 31, 1999, such excess expenses amounted to $64,831. The Fund has agreed to repay Management through December 31, 2001 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation. For the period ended December 31, 1999, the Fund has not reimbursed Management.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $1,267.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the period ended December 31, 1999, additions and reductions in the Fund's investment in its Series amounted to $1,868,129 and $615,695, respectively.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Socially Responsive Portfolio(1)
   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(2)

                                                   Period from
                                             February 18, 1999(3) to
                                                  December 31,
                                                      1999
                                             -----------------------
Net Asset Value, Beginning of Period                   $10.00
                                             -----------------------
Income From Investment Operations
    Net Investment Income                                 .03
    Net Gains or Losses on Securities
 (both realized and unrealized)                          1.51
                                             -----------------------
      Total From Investment Operations                   1.54
                                             -----------------------
Net Asset Value, End of Period                         $11.54
                                             -----------------------
Total Return(4)(5)                                     +15.40%
                                             -----------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                                          $ 1.3
                                             -----------------------
    Ratio of Gross Expenses to Average
     Net Assets(6)(7)                                    1.68%
                                             -----------------------
    Ratio of Net Expenses to Average Net
     Assets(7)(8)                                        1.53%
                                             -----------------------
    Ratio of Net Investment Income to
     Average Net Assets(7)                                .35%
                                             -----------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Socially Responsive Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2) The per share amounts which are shown have been computed based on the average number of shares outstanding during the fiscal period.
3) The date investment operations commenced.
4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for the fiscal period shown.
5) Not annualized.
6) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
7) Annualized.
8) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratio of net expenses to average daily net assets would have been:

                                                     Period from
                                                  February 18, 1999
                                                   to December 31,
                                                         1999
---------------------------------------------------------------------
Net Expenses                                                   9.04%
                                                 --------------------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Socially Responsive Portfolio

   We have audited the accompanying statement of assets and liabilities of Socially Responsive Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 1999, and the related statement of operations for the period then ended, the statement of changes in net assets and the financial highlights for the period indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Socially Responsive Portfolio of Neuberger Berman Advisers Management Trust at December 31, 1999, the results of its operations for the period then ended, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 28, 2000

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------
          AMT Socially Responsive Investments

       Number                                             Market
      of Shares                                          Value(1)
---------------------                                   ----------

                       COMMON STOCKS (98.8%)
ADVERTISING (2.2%)
          665          True North Communications        $   29,717
                                                        ----------
CHEMICALS (4.6%)
          300          Alcoa Inc.                           24,900
          300          Minerals Technologies                12,019
          500          Praxair, Inc.                        25,156
                                                        ----------
                                                            62,075
                                                        ----------
CONSUMER GOODS & SERVICES (5.2%)
          640          Kimberly-Clark                       41,760
          900          Marriott International               28,406
                                                        ----------
                                                            70,166
                                                        ----------
DIVERSIFIED (4.1%)
          500          Danaher Corp.                        24,125
          800          Tyco International                   31,100
                                                        ----------
                                                            55,225
                                                        ----------
ENERGY (1.8%)
          270          Chevron Corp.                        23,389
                                                        ----------
ENTERTAINMENT (2.1%)
        1,125          Fox Entertainment Group              28,055
                                                        ----------
FINANCIAL SERVICES (12.2%)
          540          Ambac Financial Group                28,181
          400          Chase Manhattan                      31,075
          972          Citigroup Inc.                       54,007
        1,500          Conseco, Inc.                        26,812
          395          Fannie Mae                           24,663
                                                        ----------
                                                           164,738
                                                        ----------
FURNISHINGS (2.2%)
        1,370          Leggett & Platt                      29,369
                                                        ----------
HEALTH CARE (7.6%)
          300          Biogen, Inc.                         25,350(2)
          235          Johnson & Johnson                    21,884
          400          Warner-Lambert                       32,775
          350          Wellpoint Health Networks            23,078(2)
                                                        ----------
                                                           103,087
                                                        ----------

       Number                                             Market
      of Shares                                          Value(1)
---------------------                                   ----------

INSURANCE (3.7%)
          300          Progressive Corp.                $   21,938
          720          ReliaStar Financial                  28,215
                                                        ----------
                                                            50,153
                                                        ----------
OIL & GAS (7.7%)
          845          Anadarko Petroleum                   28,836
          775          Cooper Cameron                       37,926(2)
          500          Enron Corp.                          22,187
          500          Nabors Industries                    15,469(2)
                                                        ----------
                                                           104,418
                                                        ----------
PAPER & FOREST PRODUCTS (1.6%)
          495          Mead Corp.                           21,502
                                                        ----------
PUBLISHING & BROADCASTING (2.4%)
          760          Valassis Communications              32,110
                                                        ----------
RETAIL (4.0%)
          700          International Flavors &
                       Fragrances                           26,425
          400          Safeway Inc.                         14,225(2)
          600          Sara Lee                             13,238
                                                        ----------
                                                            53,888
                                                        ----------
RETAIL STORES (5.2%)
          400          Dayton Hudson                        29,375
          795          Federated Department Stores          40,197(2)
                                                        ----------
                                                            69,572
                                                        ----------
RETAILING (3.2%)
          625          Wal-Mart Stores                      43,203
                                                        ----------
TECHNOLOGY (18.0%)
        1,210          Compaq Computer                      32,746
          760          Electronic Data Systems              50,873
          490          Hewlett-Packard                      55,829
          570          Intel Corp.                          46,918
        1,650          Quantum Corp. - DLT & Storage
                       Systems                              24,956(2)
          975          Unisys Corp.                         31,139
                                                        ----------
                                                           242,461
                                                        ----------

Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------

          AMT Socially Responsive Investments

       Number                                             Market
      of Shares                                          Value(1)
---------------------                                   ----------

TELECOMMUNICATIONS (8.6%)
          800          AT&T Corp.                       $   40,600
          400          Bell Atlantic                        24,625
          960          MCI WorldCom                         50,940(2)
                                                        ----------
                                                           116,165
                                                        ----------
TRANSPORTATION (2.4%)
          490          AMR Corp.                            32,830(2)
                                                        ----------
                       TOTAL COMMON STOCKS
                       (COST $1,230,632)                 1,332,123
                                                        ----------
                       TOTAL INVESTMENTS (98.8%)
                       (COST $1,230,632)                 1,332,123(3)
                       Cash, receivables and other
                       assets, less liabilities
                       (1.2%)                               16,657
                                                        ----------
                       TOTAL NET ASSETS (100.0%)        $1,348,780
                                                        ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Socially Responsive Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Non-income producing security.
3) At December 31, 1999, the cost of investments for U.S. Federal income tax purposes was $1,230,632. Gross unrealized appreciation of investments was $141,802 and gross unrealized depreciation of investments was $40,311, resulting in net unrealized appreciation of $101,491, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Socially Responsive Investments

                                                    December 31,
                                                        1999
                                                    -------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $  1,332,123
      Cash                                                53,065
      Dividends receivable                                 1,435
      Prepaid expenses and other assets                       85
                                                    -------------
                                                       1,386,708
                                                    -------------
LIABILITIES
      Payable for securities purchased                    18,739
      Payable for Series expenses (Note B)                16,185
      Accrued expenses                                     2,398
      Payable to investment manager (Note B)                 606
                                                    -------------
                                                          37,928
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  1,348,780
                                                    -------------

NET ASSETS consist of:
      Paid-in capital                               $  1,247,289
      Net unrealized appreciation in value of
       investment securities                             101,491
                                                    -------------
NET ASSETS                                          $  1,348,780
                                                    -------------
*Cost of investments                                $  1,230,632
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Socially Responsive Investments

                                                          For the
                                                        Period from
                                                     February 18, 1999
                                                       (Commencement
                                                     of Operations) to
                                                       December 31,
                                                           1999
                                                     -----------------
INVESTMENT INCOME
    Income:
      Dividend income                                    $    7,291
      Interest income                                         8,898
                                                     -----------------
        Total income                                         16,189
                                                     -----------------
    Expenses:
      Investment management fee (Note B)                      4,765
      Legal fees                                             13,703
      Custodian fees (Note B)                                12,037
      Accounting fees                                         8,661
      Auditing fees                                              78
      Trustees' fees and expenses                                49
      Insurance expense                                           4
      Miscellaneous                                              65
                                                     -----------------
        Total expenses                                       39,362
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                           (1,267)
                                                     -----------------
        Total net expenses                                   38,095
                                                     -----------------
        Net investment loss                                 (21,906)
                                                     -----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities
     sold                                                    15,761
    Net unrealized appreciation of investment
     securities                                             101,491
                                                     -----------------
        Net gain on investments                             117,252
                                                     -----------------
        Net increase in net assets resulting from
        operations                                       $   95,346
                                                     -----------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Socially Responsive Investments

                                             Period from
                                          February 18, 1999
                                            (Commencement
                                          of Operations) to
                                            December 31,
                                                1999
                                          -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment loss                      $   (21,906)
    Net realized gain on investments              15,761
    Net unrealized appreciation of
     investments                                 101,491
                                          -----------------
    Net increase in net assets resulting
     from operations                              95,346
                                          -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                  1,869,129
    Reductions                                  (615,695)
                                          -----------------
    Net increase in net assets resulting
     from transactions in investors'
     beneficial interests                      1,253,434
                                          -----------------
NET INCREASE IN NET ASSETS                     1,348,780
NET ASSETS:
    Beginning of period                               --
                                          -----------------
    End of period                            $ 1,348,780
                                          -----------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Socially Responsive Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Socially Responsive Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Series had no operations until February 18, 1999, other than matters relating to its organization and registration as a series of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Inc. ("Management"), as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.55% of the first $250 million of the Series' average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   Since inception of the Series, Management has voluntarily undertaken to pay certain expenses as an advance. These expenses will be repaid by the Series to Management in the future, and are included under the caption Payable for Series expenses in the Statement of Assets and Liabilities.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.

Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Socially Responsive Investments

   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $1,267.

NOTE C -- SECURITIES TRANSACTIONS:
   During the period ended December 31, 1999, there were purchase and sale transactions (excluding short-term securities) of $1,820,943 and $606,074, respectively.
   During the period ended December 31, 1999, brokerage commissions on securities transactions amounted to $2,890, of which Neuberger received $2,542, and other brokers received $348.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Socially Responsive Investments

                                                 Period from
                                           February 18, 1999(1) to
                                                December 31,
                                                    1999
                                           -----------------------
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses(2)(3)                              4.55%
                                           -----------------------
  Net Expenses(3)                                   4.40%
                                           -----------------------
  Net Investment Loss(3)                           (2.53%)
                                           -----------------------
Portfolio Turnover Rate                               72%
                                           -----------------------
Net Assets, End of Period (in millions)             $1.3
                                           -----------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Socially Responsive Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMT Socially Responsive Investments, one of the series constituting the Advisers Managers Trust (the "Trust"), as of December 31, 1999, and the related statement of operations for the period then ended, the statement of changes in net assets and financial highlights for the period indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Socially Responsive Investments of Advisers Managers Trust at December 31, 1999, the results of its operations for the period then ended, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 28, 2000